Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

With the inclusion of these interim financial statements in this Registration statement on Form S-4 we assessed events subsequent to the filing of our Form 10-Q on May 7, 2020 for purpose of disclosure only. On May 28, 2020, Mylan provided us with written notice of its decision to continue the development and commercialization of the biosimilar under the Mylan Collaboration (the “Continuation Notice”). Delivery of the Continuation Notice obligates Mylan to pay us a one-time cash milestone payment of $30 million.

13. Subsequent Events

Stock Options and Restricted Stock Awards Grants under the 2014 EIP

In January 2020, we granted 568,675 stock options and 1,027,825 restricted stock awards including performance stock awards under the 2014 EIP to existing employees.

Teoxane Exclusive Distribution Agreement

In January 2020, we entered into the Teoxane Agreement with Teoxane, pursuant to which Teoxane granted us with the exclusive right to import, market, promote, sell and distribute Teoxane’s line of Resilient Hyaluronic Acid® dermal fillers, which include i) RHA® 2, RHA® 3 and RHA® 4 which have been approved by the FDA for the correction of moderate to severe dynamic facial wrinkles and folds, including RHA® 2, RHA® 3 and RHA® 4 in the currently approved indications, ii) RHA® 1, which we anticipate will be approved by the FDA in 2021 for the treatment of perioral rhytids, the indication currently in ongoing clinical trials, and iii) future hyaluronic acid filler advancements and products by Teoxane (collectively the “RHA® dermal fillers”) in the U.S. and U.S. territories and possessions, in exchange for 2,500,000 shares of our common stock and certain other commitments by us. The Teoxane Agreement will be effective for a term of ten years upon product launch and may be extended for a two-year period upon the mutual agreement of the parties.

We have begun to build out a U.S. commercial organization and plan to introduce the FDA approved RHA® dermal fillers in the U.S. in the second quarter of 2020.

If Teoxane pursues regulatory approval for RHA® dermal fillers for certain new indications or filler technologies, including innovations with respect to existing products in the U.S., we will be subject to certain specified cost-sharing arrangements for third party expenses incurred in achieving regulatory approval for such products. We will also have a right of first negotiation with respect to any cosmeceutical products that Teoxane wishes to distribute in the U.S, and Teoxane will have a right of first negotiation in connection with the distribution of DAXI for aesthetic use, outside the U.S. and U.S. territories where Teoxane has an affiliate. We are required to meet certain minimum purchase obligations during each year of the term. We are also required to meet certain minimum expenditure requirements in connection with commercialization efforts.

We are currently assessing the accounting impact of the Teoxane Agreement.

Convertible Senior Notes Due 2027

On February 14, 2020, we issued an aggregate of $287.5 million principal amount of notes, pursuant to an Indenture (Exhibit 4.2) between Revance and U.S. Bank National Association, as trustee (the “Notes”). The Notes are senior unsecured obligations of Revance and will bear interest at a rate of 1.75% per year, payable semiannually in arrears on February 15 and August 15 of each year, beginning on August 15, 2020. The Notes will mature on February 15, 2027, unless earlier converted, redeemed or repurchased. The Notes are convertible into cash, shares of our common stock, or a combination of cash and shares of our common stock, at our election. We received approximately $278.4 million in net proceeds, after deducting the initial purchasers’ discount, commissions, and estimated expenses payable by us, from the issuance of the Notes. We may not redeem the Notes prior to February 20, 2024, and no sinking fund is provided for the Notes.

We used approximately $28.9 million of the net proceeds from the Notes to pay the cost of certain capped call transactions. The capped call transactions are expected generally to reduce potential dilution to our common stock upon any conversion of Notes and/or offset any cash payments we are required to make in excess of the principal amount of converted Notes.

We are currently assessing the accounting impact of the Notes and the capped call transactions.